Document and Entity Information	May 03, 2026
Cover [Abstract]
Entity Registrant Name	Rallybio Corp
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001739410
Document Type	8-K
Document Period End Date	May 03, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-40693
Entity Tax Identification Number	85-1083789
Entity Address, Address Line One	234 Church Street
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06410
City Area Code	(203)
Local Phone Number	859-3820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RLYB
Entity Emerging Growth Company	true
Entity Ex Transition Period	false